SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Due from related parties	$ 95,340	$ 31,624
Due to related parties	1,748,084	1,491,227
Ours Media Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	31,603	31,624
ST Meng [Member]
Related Party Transaction [Line Items]
Due from related parties	63,737
Ms.Nga Fan Wong [Member]
Related Party Transaction [Line Items]
Due to related parties	429,698	68,026
Ms.Ho Ling Honnus Cheung [Member]
Related Party Transaction [Line Items]
Due to related parties	34,779	25,111
Mr.Liqian Liao [Member]
Related Party Transaction [Line Items]
Due to related parties	34,779	25,111
Ms.Rose Ellen Steinberg [Member]
Related Party Transaction [Line Items]
Due to related parties	34,779	25,111
Ours Media Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	28,256	184,948
Discovery Networks Asia-Pacific Pte Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 1,185,793	$ 1,162,920